Master Trust Assets	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Master Trust Assets	Master Trust Assets
Each participating plan has a divided interest in the underlying assets of the Master Trust based upon plan participant investment elections. The value of the Plan’s interest in the Master Trust is based on the actual contributions and allocated investment income less actual distributions and allocated administrative expenses. Investment income and expenses relating to the Master Trust are allocated to the individual plans based on the actual earnings and expenses of the participant-directed investments.
The following table reflects the summary of net assets held by the Master Trust and the Plan's interest in the Master Trust as of December 31, 2025 and 2024:

	2025		2024
(In millions)	Master Trust	Plan's Interest in Master Trust	Master Trust	Plan's Interest in Master Trust
Investments at fair value:
Company common stock	$190.4	$190.4	$215.6	$215.6
Money market funds	5.6	5.6	5.7	5.7
Self-directed brokerage accounts	137.5	137.5	120.0	120.0
Collective investment trusts	1,070.6	1,070.5	924.4	924.3
Investments at fair value	1,404.1	1,404.0	1,265.7	1,265.6
Investments at contract value:
Synthetic GICs	69.7	69.7	75.2	75.2
Traditional GICs	2.4	2.4	2.9	2.9
Investments at contract value	72.1	72.1	78.1	78.1
Total investments	1,476.2	1,476.1	1,343.8	1,343.7

Other receivables	.6	.6	1.4	1.4

Total assets	1,476.8	1,476.7	1,345.2	1,345.1

Liabilities:
Other payables	.1	.1	.9	.9

Net assets of the Master Trust	$1,476.7	$1,476.6	$1,344.3	$1,344.2

The following table reflects the net investment income for the Master Trust for the year ended December 31, 2025:

(In millions)	Master Trust
Interest income	$2.7
Dividend income	10.3
Net appreciation in fair value of investments	168.5
Net investment income	$181.5